----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2000

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Gagnon Securities LLC
- --------------------------------------------------------------------------------
Name of Institutional Investment Manager

        1370 Ave. of the Americas      New York             NY             10019
- --------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Neil Gagnon                   Manager                          (212) 554-5000
- --------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                   /s/ Neil Gagnan
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                                 New York, NY 02/14/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 -0-
                                          ------------

Form 13F Information Table Entry Total:             52
                                          ------------

Form 13F Information Table Value Total:   $    120,822
                                          ------------
                                           (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE



- ------------------------------------------------------------------------------------------------------------------------------------
                                                       VALUE      SHARES/  SH   PUT/   INVSTMT    OTHER        VOTING AUTHORITY
Name of Issuer           Title of Class    Cusip      (x$1000)    PRN AMT  PRN  CALL   DSCRETN   MANAGERS   SOLE    SHARED    NONE
- ------------------------------------------------------------------------------------------------------------------------------------
AIRPORT SYS INTL INC     COM             00949N 10 3    1,020      709,222 SH            SOLE      N/A                        NONE
AMERICAN HOME PRODS
 CIRO                    COM             026609 10 7      254        4,000 SH            SOLE      N/A                        NONE
AMERITRADE HLDG CORP     CL  A           03072H 10 9    1,170      167,200 SH            SOLE      N/A                        NONE
ARROW INTL INC           COM             042764 10 0    5,253      139,445 SH            SOLE      N/A                        NONE
AVAX TECHNOLOGIES INC    COM PAR $0.004  053495 30 5      406      108,260 SH            SOLE      N/A                        NONE
AVID TECHNOLOGY INC      COM             05367P 10 0    3,795      207,750 SH            SOLE      N/A                        NONE
BANK OF AMERICA
 CORPORATION             COM             060505 10 4      788       17,169 SH            SOLE      N/A                        NONE
BANK OF NEW YORK INC     COM             064057 10 2    1,722       31,200 SH            SOLE      N/A                        NONE
BRISTOL MYERS SQUIBB CO  COM             110122 10 8    4,190       56,672 SH            SOLE      N/A                        NONE
CENTILLIUM
 COMMUNICATIONS INC      COM             152319 10 9      450       20,000 SH            SOLE      N/A                        NONE
CHUBB CORP               COM             171232 10 1    1,972       22,800 SH            SOLE      N/A                        NONE
CITIGROUP INC            COM             172967 10 1    1,456       28,500 SH            SOLE      N/A                        NONE
COCA COLA CO             COM             191216 10 0      293        4,800 SH            SOLE      N/A                        NONE
CORE INC MASS            COM             21867P 10 2    4,450    1,271,383 SH            SOLE      N/A                        NONE
CORRECTIONAL SVCS CORP   COM             219921 10 3    1,454      628,657 SH            SOLE      N/A                        NONE
CORRECTIONS CORP OF
 AMER                    COM             22025Y 10 0    1,174    3,413,773 SH            SOLE      N/A                        NONE
CORRECTIONS CORP OF
 AMER                    PF B            22025Y 30 8      214       29,579 SH            SOLE      N/A                        NONE
DU PONT E I DE
 NEMOURS & CO            COM             263434 10 9      201        4,160 SH            SOLE      N/A                        NONE
EXULT INC DEL            COM             302284 10 4    4,671      352,560 SH            SOLE      N/A                        NONE
FEDERAL NATL MTG ASSN    COM             313586 10 9    8,781      101,220 SH            SOLE      N/A                        NONE
GATEWAY INC              COM             367626 10 8    1,425       79,220 SH            SOLE      N/A                        NONE
GENERAL ELEC CO          COM             369604 10 3      748       15,600 SH            SOLE      N/A                        NONE
GLOBESPAN INC            COM             379571 10 2      825       30,000 SH            SOLE      N/A                        NONE
HOME DEPOT INC           COM             437076 10 2   11,578      253,417 SH            SOLE      N/A                        NONE
IMPATH INC               COM             45255G 10 1   11,173      168,020 SH            SOLE      N/A                        NONE
INTERNATIONAL
 BUSINESS MACH           COM             459200 10 1      204        2,400 SH            SOLE      N/A                        NONE
INTUITIVE SURGICAL INC   COM             46120E 10 7    1,084      127,500 SH            SOLE      N/A                        NONE
JOHNSON & JOHNSON        COM             478160 10 4      462        4,400 SH            SOLE      N/A                        NONE
LOCKHEED MARTIN CORP     COM             539830 10 9      244        7,200 SH            SOLE      N/A                        NONE
MCDONALDS CORP           COM             580135 10 1      435       12,800 SH            SOLE      N/A                        NONE
MERCK & CO INC           COM             589331 10 7      337        3,600 SH            SOLE      N/A                        NONE
MOLEX INC                COM             608554 10 1      323        9,096 SH            SOLE      N/A                        NONE
MOLEX INC                CL A            608554 20 0      213        8,384 SH            SOLE      N/A                        NONE
PLX TECHNOLOGY INC       COM             693417 10 7    1,755      211,117 SH            SOLE      N/A                        NONE
PALL CORP                COM             696429 30 7      742       34,800 SH            SOLE      N/A                        NONE
PER SE TECHNOLOGIES
 INC                     COM NEW         713569 30 9      320       91,975 SH            SOLE      N/A                        NONE
PEREGRIN SYSTEMS INC     COM             71366Q 10 1    3,127      158,330 SH            SOLE      N/A                        NONE
PEPSICO INC              COM             713448 10 8      446        9,000 SH            SOLE      N/A                        NONE
PETROQUEST ENERGY INC    COM             716748 10 8    4,241      997,865 SH            SOLE      N/A                        NONE
PONTOTOC PRODTN INC      COM             732763 10 7    4,135      441,080 SH            SOLE      N/A                        NONE
PROCTOR & GAMBLE CO      COM             742718 10 9    3,185       40,600 SH            SOLE      N/A                        NONE
SBC COMMUNICATIONS INC   COM             78387G 10 3      294        6,163 SH            SOLE      N/A                        NONE
SERENA SOFTWARE INC      COM             817492 10 1    4,940      144,305 SH            SOLE      N/A                        NONE
STERICYCLE INC           COM             858912 10 8    4,978      130,580 SH            SOLE      N/A                        NONE
SYMYX TECHNOLOGIES       COM             87155S 10 8    4,502      125,068 SH            SOLE      N/A                        NONE
UROLOGIX INC             COM             917273 10 4    3,920      287,740 SH            SOLE      N/A                        NONE
VALUE CITY DEPT
 STORES INC              COM             920387 10 7    1,754      334,035 SH            SOLE      N/A                        NONE
VERMONT TEDDY BEAR INC   COM             92427X 10 9      972      250,950 SH            SOLE      N/A                        NONE
VIACOM INC               CL B            925524 30 8      384        8,204 SH            SOLE      N/A                        NONE
WAL MART STORES INC      COM             931142 10 3      255        4,800 SH            SOLE      N/A                        NONE
WEBSENSE INC             COM             947684 10 6    2,460      169,645 SH            SOLE      N/A                        NONE
WELLS FARGO & CO NEW     COM             949746 10 1    5,647      101,400 SH            SOLE      N/A                        NONE